AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 32.7%
Communications Equipment – 3.5%
Arista Networks, Inc.(a)	2,117,335	$543,223,468
Motorola Solutions, Inc.	994,621	337,325,712

		880,549,180

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	972,430	117,440,371

IT Services – 0.3%
EPAM Systems, Inc.(a)	353,331	83,124,651

Semiconductors & Semiconductor Equipment – 13.3%
ASML Holding NV (REG)	212,679	185,556,047
Broadcom, Inc.	177,547	230,859,038
Entegris, Inc.	858,296	114,084,704
NVIDIA Corp.	2,201,733	1,902,341,347
QUALCOMM, Inc.	3,715,120	616,152,652
Texas Instruments, Inc.	2,002,380	353,259,879

		3,402,253,667

Software – 15.1%
Adobe, Inc.(a)	689,143	318,956,055
Cadence Design Systems, Inc.(a)	737,099	203,166,597
Crowdstrike Holdings, Inc. - Class A(a)	704,020	205,954,011
Fortinet, Inc.(a)	3,951,787	249,673,903
Manhattan Associates, Inc.(a)	643,759	132,652,979
Microsoft Corp.	5,860,550	2,281,687,931
Roper Technologies, Inc.	123,544	63,187,814
ServiceNow, Inc.(a)	301,598	209,106,941
Synopsys, Inc.(a)	347,954	184,620,913

		3,849,007,144

		8,332,375,013

Health Care – 19.8%
Biotechnology – 3.2%
Genmab A/S (Sponsored ADR)(a)	4,580,936	126,846,118
Vertex Pharmaceuticals, Inc.(a)	1,771,207	695,747,822

		822,593,940

Health Care Equipment & Supplies – 6.2%
Align Technology, Inc.(a)	480,036	135,552,566
Edwards Lifesciences Corp.(a)	4,174,568	353,460,672
IDEXX Laboratories, Inc.(a)	864,539	426,010,238
Intuitive Surgical, Inc.(a)	1,819,242	674,247,470

		1,589,270,946

Health Care Providers & Services – 3.0%
ABIOMED, Inc. (CVR)(a)(b)(c)	294,487	300,377
UnitedHealth Group, Inc.	1,584,053	766,206,436

		766,506,813

Company	Shares	U.S. $ Value

Health Care Technology – 1.6%
Veeva Systems, Inc. - Class A(a)	1,990,929	$395,318,862

Life Sciences Tools & Services – 1.2%
Mettler-Toledo International, Inc.(a)	130,127	160,017,172
Waters Corp.(a)	502,822	155,392,111

		315,409,283

Pharmaceuticals – 4.6%
Eli Lilly & Co.	925,325	722,771,357
Zoetis, Inc.	2,790,574	444,371,004

		1,167,142,361

		5,056,242,205

Consumer Discretionary – 14.2%
Automobiles – 0.8%
Ferrari NV(d)	503,865	209,456,680

Broadline Retail – 6.2%
Amazon.com, Inc.(a)	9,057,791	1,585,113,425

Hotels, Restaurants & Leisure – 1.6%
Chipotle Mexican Grill, Inc.(a)	127,275	402,138,090

Specialty Retail – 2.9%
Home Depot, Inc. (The)	1,436,813	480,211,641
Tractor Supply Co.(d)	927,361	253,243,742

		733,455,383

Textiles, Apparel & Luxury Goods – 2.7%
Lululemon Athletica, Inc.(a)	1,061,590	382,809,354
NIKE, Inc. - Class B	2,753,477	254,035,788
On Holding AG - Class A(a)(d)	2,086,870	66,258,123

		703,103,265

		3,633,266,843

Communication Services – 12.5%
Entertainment – 2.3%
Netflix, Inc.(a)	1,042,765	574,188,119

Interactive Media & Services – 10.2%
Alphabet, Inc. - Class C(a)	8,729,119	1,437,162,152
Meta Platforms, Inc. - Class A	2,711,456	1,166,387,028

		2,603,549,180

		3,177,737,299

Consumer Staples – 6.3%
Beverages – 3.3%
Celsius Holdings, Inc.(a)	1,278,780	91,138,651
Monster Beverage Corp.(a)	14,075,138	752,316,126

		843,454,777

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 3.0%
Costco Wholesale Corp.	1,039,955	$751,783,469

		1,595,238,246

Industrials – 5.9%
Building Products – 2.0%
Otis Worldwide Corp.	3,978,608	362,849,050
Trex Co., Inc.(a)	1,499,441	132,775,500

		495,624,550

Commercial Services & Supplies – 2.5%
Copart, Inc.(a)	11,603,327	630,176,689

Electrical Equipment – 0.6%
AMETEK, Inc.	915,762	159,946,991

Professional Services – 0.8%
Verisk Analytics, Inc.	960,160	209,276,474

		1,495,024,704

Financials – 4.4%
Financial Services – 4.4%
Visa, Inc. - Class A	4,150,461	1,114,855,329

Materials – 1.3%
Chemicals – 1.3%
Sherwin-Williams Co. (The)	1,143,373	342,565,985

Total Common Stocks (cost $14,807,308,078)		24,747,305,624

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(e)(f)(g) (cost $727,691,368)	727,691,368	727,691,368

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $15,534,999,446)		25,474,996,992

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(e)(f)(g) (cost $2,155,000)	2,155,000	2,155,000

Total Investments – 100.0% (cost $15,537,154,446)(h)		25,477,151,992
Other assets less liabilities – 0.0%		(600,972)

Net Assets – 100.0%		$25,476,551,020

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of April 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,104,966,880 and gross unrealized depreciation of investments was $(164,969,334), resulting in net unrealized appreciation of $9,939,997,546.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

AB Large Cap Growth Fund, Inc.

April 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$8,332,375,013	$—	$—	$8,332,375,013
Health Care	5,055,941,828	—	300,377	5,056,242,205
Consumer Discretionary	3,633,266,843	—	—	3,633,266,843
Communication Services	3,177,737,299	—	—	3,177,737,299
Consumer Staples	1,595,238,246	—	—	1,595,238,246
Industrials	1,495,024,704	—	—	1,495,024,704
Financials	1,114,855,329	—	—	1,114,855,329
Materials	342,565,985	—	—	342,565,985
Short-Term Investments	727,691,368	—	—	727,691,368
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,155,000	—	—	2,155,000

Total Investments in Securities	25,476,851,615	—	300,377	25,477,151,992
Other Financial Instruments(a)	—	—	—	—

Total	$25,476,851,615	$—	$300,377	$25,477,151,992

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2024 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,272,965	$2,679,949	$3,225,223	$727,691	$42,483
Government Money Market Portfolio*	0	37,269	35,114	2,155	22
Total	$1,272,965	$2,717,218	$3,260,337	$729,846	$42,505

*	Investments of cash collateral for securities lending transactions